Estimated Revenue Expected to Recognized in Future Related to Remaining Performance Obligation (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2018-04-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation	$ 47,714
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	9 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation	$ 47,818
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation	$ 6,676
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation	$ 220
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: (nil)
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation	$ 102,428
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period